PORTFOLIO OF INVESTMENTS

WESMARK SMALL COMPANY GROWTH FUND

September 30, 2020 (Unaudited)

Shares/Principal Amount		Value
COMMON STOCKS-92.1%
CONSUMER DISCRETIONARY-9.4%
	Automotive Retail-3.1%
13,411	Lithia Motors, Inc., Class A	$3,056,903

	Commercial Services-1.0%
32,559	Korn Ferry	944,211

	Consumer Electronics-2.2%
140,306	Sonos, Inc.(1)	2,129,845

	Education Services-3.1%
43,591	Chegg, Inc.(1)	3,114,141

TOTAL CONSUMER DISCRETIONARY		9,245,100

CONSUMER STAPLES-1.9%
	Packaged Foods & Meats-1.9%
11,647	Freshpet, Inc.(1)	1,300,387
29,133	Simply Good Foods Co.(1)	642,383
		1,942,770
TOTAL CONSUMER STAPLES		1,942,770

FINANCIALS-19.1%
	Asset Management & Custody Banks-0.8%
45,729	Victory Capital Holdings, Inc., Class A	772,363

	Banks-1.0%
77,609	First Foundation, Inc.	1,014,350

	Investment Banking & Brokerage-2.3%
45,541	Stifel Financial Corp.	2,302,553

	Life & Health Insurance-1.4%
17,564	Trupanion, Inc.(1)	1,385,800

	Regional Banks-12.2%
43,366	BancorpSouth Bank	840,433
84,861	BankUnited, Inc.	1,859,304
16,169	Banner Corp.	521,612
30,002	Community Bank System, Inc.	1,633,909
68,719	First Bancorp/Southern Pines, NC	1,438,289
34,078	Fulton Financial Corp.	317,948
52,504	Old National Bancorp	659,450
25,424	Pinnacle Financial Partners, Inc.	904,840
12,835	Signature Bank/New York NY	1,065,177
19,513	South State Corp.	939,551
129,349	Sterling Bancorp	1,360,751
28,160	Trustmark Corp.	602,906
		12,144,170

Shares/Principal Amount		Value
	Retail-1.4%
24,320	FirstCash, Inc.	$1,391,347

TOTAL FINANCIALS		19,010,583

HEALTH CARE-20.6%
	Health Care Distributors-0.9%
38,036	Patterson Cos., Inc.	916,858

	Health Care Equipment-4.3%
16,227	AtriCure, Inc.(1)	647,457
18,367	Hill-Rom Holdings, Inc.	1,533,828
29,846	Integra LifeSciences Holdings Corp.(1)	1,409,328
14,026	NuVasive, Inc.(1)	681,243
		4,271,856
	Health Care Supplies-2.0%
25,014	Neogen Corp.(1)	1,957,345

	Health Care Technology-5.2%
14,842	Tandem Diabetes Care, Inc.(1)	1,684,567
5,879	Teladoc Health, Inc.(1)	1,288,912
73,397	Vocera Communications, Inc.(1)	2,134,385
		5,107,864
	Life Sciences Tools & Services-8.2%
14,284	Charles River Laboratories International, Inc.(1)	3,234,612
10,032	ICON PLC(1)	1,917,015
55,062	Syneos Health, Inc.(1)	2,927,096
		8,078,723
TOTAL HEALTH CARE		20,332,646

INDUSTRIALS-12.9%
	Aerospace & Defense-1.9%
29,619	Moog, Inc., Class A	1,881,695

	Building Products-1.9%
31,183	AAON, Inc.	1,878,776

	Construction & Engineering-5.9%
109,810	Quanta Services, Inc.	5,804,557

	Construction Machinery & Heavy Trucks-1.4%
72,715	Shyft Group, Inc.	1,372,859

	Machinery-Diversified-0.8%
14,705	Applied Industrial Technologies, Inc.	810,245

	Transportation-1.0%
40,529	Schneider National, Inc.	1,002,282

TOTAL INDUSTRIALS		12,750,414

INFORMATION TECHNOLOGY-25.8%
	Application Software-11.4%
397,774	Cloudera, Inc.(1)	4,331,759
7,910	Five9, Inc.(1)	1,025,769
258,864	Limelight Networks, Inc.(1)	1,491,057
71,566	LivePerson, Inc.(1)	3,720,716

Shares/Principal Amount		Value
22,320	Nuance Communications, Inc.(1)	$740,801
		11,310,102
	Data Processing & Outsourced Services-2.3%
89,495	I3 Verticals, Inc., Class A(1)	2,259,749

	Electronic Components-2.0%
134,160	Knowles Corp.(1)	1,998,984

	Electronic Equipment & Instruments-1.4%
17,549	OSI Systems, Inc.(1)	1,361,978

	Systems Software-4.8%
14,993	Qualys, Inc.(1)	1,469,464
25,739	Rapid7, Inc.(1)	1,576,256
14,296	Varonis Systems, Inc.(1)	1,650,044
		4,695,764
	Technology Distributors-1.3%
9,232	SYNNEX Corp.	1,293,034

	Technology Hardware, Storage & Peripherals-1.6%
101,423	Pure Storage, Inc., Class A(1)	1,560,900

	Technology Services-1.0%
12,363	Science Applications International Corp.	969,506

TOTAL INFORMATION TECHNOLOGY		25,450,017

MATERIALS-2.4%
	Fertilizers & Agricultural Chemicals-2.4%
15,605	Scotts Miracle-Gro Co.	2,386,161

TOTAL MATERIALS		2,386,161

TOTAL COMMON STOCKS
(Cost $59,713,725)		91,117,691

EXCHANGE TRADED FUNDS-3.4%
22,319	iShares® Russell 2000® ETF	3,343,163

TOTAL EXCHANGE TRADED FUNDS
(Cost $3,292,631)		3,343,163

SHORT TERM INVESTMENTS-4.2%
	Mutual Funds-4.2%
4,196,799	Federated Hermes Government Obligations Fund 7-Day Yield 0.037% (at net asset value)	4,196,799

TOTAL SHORT TERM INVESTMENTS
(Cost $4,196,799)		4,196,799

Shares/Principal Amount	Value
TOTAL INVESTMENTS-99.7%
(Cost $67,203,155)	$98,657,653
OTHER ASSETS AND LIABILITIES-NET(2)-0.3%	341,793
NET ASSETS-100.0%	$98,999,446

(1)	Non-income producing security.
(2)	Assets, other than investments in securities, less liabilities.

Note	-	The categories of investments are shown as a percentage of net assets at September 30, 2020.

See accompanying Notes to Quarterly Portfolio of Investments.

PORTFOLIO OF INVESTMENTS

WESMARK GROWTH FUND

September 30, 2020 (Unaudited)

Shares/Principal Amount		Value
COMMON STOCKS-94.6%
COMMUNICATION SERVICES-2.3%
	Cable & Satellite-2.3%
170,038	Comcast Corp., Class A	$7,865,958

TOTAL COMMUNICATION SERVICES		7,865,958

CONSUMER DISCRETIONARY-12.0%
	Auto Parts & Equipment-0.3%
11,400	Aptiv PLC	1,045,152

	Casino & Gaming-0.6%
35,000	DraftKings, Inc.(1)	2,059,400

	Home Building-0.8%
35,654	Lennar Corp., Class A	2,912,219

	Home Improvement Retail-2.7%
34,000	Home Depot, Inc.	9,442,140

	Internet & Direct Marketing Retail-5.6%
6,143	Amazon.com, Inc.(1)	19,342,648

	Movies & Entertainment-2.0%
55,000	Walt Disney Co.	6,824,400

TOTAL CONSUMER DISCRETIONARY		41,625,959

CONSUMER STAPLES-3.8%
	Distillers & Vintners-2.0%
36,000	Constellation Brands, Inc., Class A	6,822,360

	Packaged Foods & Meats-1.8%
110,000	Mondelez International, Inc., Class A	6,319,500

TOTAL CONSUMER STAPLES		13,141,860

FINANCIALS-8.1%
	Asset Management & Custody Banks-3.5%
21,665	BlackRock, Inc.	12,209,311

	Banks-1.3%
18,731	SVB Financial Group(1)	4,507,053

	Diversified Banks-1.4%
112,000	Citigroup, Inc.	4,828,320

	Investment Banking & Brokerage-1.9%
132,500	Morgan Stanley	6,406,375

TOTAL FINANCIALS		27,951,059

Shares/Principal Amount		Value
HEALTH CARE-21.5%
	Biotechnology-3.9%
49,827	AbbVie, Inc.	$4,364,348
35,000	Amgen, Inc.	8,895,600
		13,259,948
	Health Care Equipment-5.0%
71,604	Abbott Laboratories	7,792,663
6,648	Intuitive Surgical, Inc.(1)	4,717,022
33,988	Zimmer Biomet Holdings, Inc.	4,627,126
		17,136,811
	Life Sciences Tools & Services-4.1%
48,593	IQVIA Holdings, Inc.(1)	7,659,715
15,000	Thermo Fisher Scientific, Inc.	6,622,800
		14,282,515
	Managed Health Care-3.6%
40,000	UnitedHealth Group, Inc.	12,470,800

	Pharmaceuticals-4.9%
159,612	Elanco Animal Health, Inc.(1)	4,457,963
57,000	Merck & Co., Inc.	4,728,150
45,000	Zoetis, Inc.	7,441,650
		16,627,763
TOTAL HEALTH CARE		73,777,837

INDUSTRIALS-7.4%
	Aerospace & Defense-2.5%
102,668	Raytheon Technologies Corp.	5,907,517
5,465	TransDigm Group, Inc.	2,596,531
		8,504,048
	Engineering & Construction-1.3%
46,838	Jacobs Engineering Group, Inc.	4,345,161

	Industrial Conglomerates-2.2%
19,500	Roper Technologies, Inc.	7,704,645

	Industrial Machinery-1.2%
20,201	Parker-Hannifin Corp.	4,087,470

	Trading Companies & Distributors-0.2%
4,876	United Rentals, Inc.(1)	850,862

TOTAL INDUSTRIALS		25,492,186

INFORMATION TECHNOLOGY-36.3%
	Application Software-6.3%
15,944	Adobe, Inc.(1)	7,819,416
54,312	salesforce.com, Inc.(1)	13,649,692
		21,469,108
	Communications Equipment-4.5%
133,953	Apple, Inc.	15,513,097

	Data Processing & Outsourced Services-6.4%
55,040	Black Knight, Inc.(1)	4,791,232
26,162	Mastercard, Inc., Class A	8,847,204
41,251	PayPal Holdings, Inc.(1)	8,127,685
		21,766,121

Shares/Principal Amount		Value
	Internet Software & Services-5.1%
6,000	Alphabet, Inc., Class A(1)	$8,793,600
33,500	Facebook, Inc., Class A(1)	8,773,650
		17,567,250
	IT Consulting & Other Services-3.8%
30,000	Accenture PLC, Class A	6,779,700
75,000	Booz Allen Hamilton Holding Corp.	6,223,500
		13,003,200
	Semiconductors-3.9%
31,211	Broadcom, Inc.	11,370,791
99,073	ON Semiconductor Corp.(1)	2,148,893
		13,519,684
	Systems Software-6.3%
37,388	Microsoft Corp.	7,863,818
123,000	Oracle Corp.	7,343,100
13,431	ServiceNow, Inc.(1)	6,514,035
		21,720,953
TOTAL INFORMATION TECHNOLOGY		124,559,413

MATERIALS-1.6%
	Specialty Chemicals-1.6%
45,000	PPG Industries, Inc.	5,493,600

TOTAL MATERIALS		5,493,600

REAL ESTATE-1.6%
	Specialized REITS-1.6%
33,377	Crown Castle International Corp.	5,557,270

TOTAL REAL ESTATE		5,557,270

TOTAL COMMON STOCKS
(Cost $155,850,068)		325,465,142

EXCHANGE TRADED FUNDS-4.3%
7,829	SPDR S&P 500® ETF Trust	2,621,854
51,868	SPDR® S&P Homebuilders ETF	2,794,648
30,956	Vanguard® S&P 500 ETF	9,523,613

TOTAL EXCHANGE TRADED FUNDS
(Cost $13,699,745)		14,940,115

SHORT TERM INVESTMENTS-2.3%
	Mutual Funds-2.3%
7,867,938	Federated Hermes Government Obligations Fund 7-Day Yield 0.037% (at net asset value)	7,867,938

TOTAL SHORT TERM INVESTMENTS
(Cost $7,867,938)		7,867,938

TOTAL INVESTMENTS-101.2%
(Cost $177,417,751)		348,273,195
OTHER ASSETS AND LIABILITIES-NET(2)-(1.2)%		(4,063,004)
NET ASSETS-100.0%		$344,210,191

(1)	Non-income producing security.
(2)	Assets, other than investments in securities, less liabilities.

Note	-	The categories of investments are shown as a percentage of net assets at September 30, 2020.

See accompanying Notes to Quarterly Portfolio of Investments.

PORTFOLIO OF INVESTMENTS

WESMARK BALANCED FUND

September 30, 2020 (Unaudited)

Shares/Principal Amount		Value
COMMON STOCKS-65.4%
COMMUNICATION SERVICES-0.9%
	Cable & Satellite-0.9%
20,257	Comcast Corp., Class A	$937,089

TOTAL COMMUNICATION SERVICES		937,089

CONSUMER DISCRETIONARY-3.0%
	General Merchandise Stores-2.1%
15,000	Target Corp.	2,361,300

	Home Improvement Retail-0.9%
5,981	Lowe's Cos, Inc.	992,009

TOTAL CONSUMER DISCRETIONARY		3,353,309

CONSUMER STAPLES-8.2%
	Food Distributors-0.8%
14,902	Sysco Corp.	927,202

	Hypermarkets & Super Centers-1.1%
8,364	Walmart, Inc.	1,170,207

	Packaged Foods & Meats-3.4%
61,129	Conagra Brands, Inc.	2,182,917
25,000	General Mills, Inc.	1,542,000
		3,724,917
	Soft Drinks-2.9%
20,000	Coca-Cola Co.	987,400
16,000	PepsiCo, Inc.	2,217,600
		3,205,000
TOTAL CONSUMER STAPLES		9,027,326

ENERGY-3.6%
	Integrated Oil & Gas-1.9%
19,100	Chevron Corp.	1,375,200
19,120	TOTAL SE, Sponsored ADR	655,816
		2,031,016
	Oil & Gas Refining & Marketing-0.5%
13,000	Valero Energy Corp.	563,160

	Pipelines-1.2%
104,000	Kinder Morgan, Inc.	1,282,320

TOTAL ENERGY		3,876,496

FINANCIALS-7.9%
	Asset Management & Custody Banks-0.8%
15,471	State Street Corp.	917,894

Shares/Principal Amount		Value
	Consumer Finance-1.8%
35,000	Discover Financial Services	$2,022,300

	Diversified Banks-2.3%
13,409	JPMorgan Chase & Co.	1,290,884
34,000	US Bancorp	1,218,900
		2,509,784
	Investment Banking & Brokerage-0.7%
3,805	The Goldman Sachs Group, Inc.	764,691

	Regional Banks-2.3%
8,000	PNC Financial Services Group, Inc.	879,280
42,928	Truist Financial Corp.	1,633,410
		2,512,690
TOTAL FINANCIALS		8,727,359

HEALTH CARE-15.1%
	Biotechnology-5.6%
35,674	AbbVie, Inc.	3,124,686
9,500	Amgen, Inc.	2,414,520
11,000	Gilead Sciences, Inc.	695,090
		6,234,296
	Health Care Equipment-1.9%
20,000	Medtronic PLC	2,078,400

	Health Care Services-1.6%
30,000	CVS Health Corp.	1,752,000

	Pharmaceuticals-6.0%
13,090	Eli Lilly & Co.	1,937,582
29,717	Merck & Co., Inc.	2,465,025
60,000	Pfizer, Inc.	2,202,000
		6,604,607
TOTAL HEALTH CARE		16,669,303

INDUSTRIALS-4.2%
	Air Freight & Logistics-1.4%
9,508	United Parcel Service, Inc., Class B	1,584,318

	Construction Machinery & Heavy Equipment-0.8%
5,751	Caterpillar, Inc.	857,762

	Electrical Components & Equipment-1.3%
22,000	Emerson Electric Co.	1,442,540

	Industrial Conglomerates-0.7%
5,095	3M Co.	816,117

TOTAL INDUSTRIALS		4,700,737

INFORMATION TECHNOLOGY-13.5%
	Communications Equipment-8.9%
54,244	Apple, Inc.	6,281,998
90,671	Cisco Systems, Inc.	3,571,531
		9,853,529
	Semiconductor Equipment-0.5%
8,701	Applied Materials, Inc.	517,274

Shares/Principal Amount		Value
	Semiconductors-4.1%
32,699	Intel Corp.	$1,693,154
20,000	Texas Instruments, Inc.	2,855,800
		4,548,954
TOTAL INFORMATION TECHNOLOGY		14,919,757

MATERIALS-1.4%
	Commodity Chemicals-1.4%
32,469	Dow Chemical Co.	1,527,666

TOTAL MATERIALS		1,527,666

REAL ESTATE-3.7%
	Industrial REITS-1.2%
13,000	Prologis, Inc.	1,308,060

	Residential REITS-1.1%
24,400	Equity Residential	1,252,452

	Specialized REITS-1.4%
10,252	Digital Realty Trust, Inc. REIT	1,504,584

TOTAL REAL ESTATE		4,065,096

TELECOMMUNICATION SERVICES-1.1%
	Integrated Telecommunication Services-1.1%
20,000	Verizon Communications, Inc.	1,189,800

TOTAL TELECOMMUNICATION SERVICES		1,189,800

UTILITIES-2.8%
	Electric Utilities-1.8%
13,025	Duke Energy Corp.	1,153,494
30,000	PPL Corp.	816,300
		1,969,794
	Multi-Utilities-1.0%
13,250	Dominion Energy, Inc.	1,045,823

TOTAL UTILITIES		3,015,617

TOTAL COMMON STOCKS
(Cost $54,145,224)		72,009,555

EXCHANGE TRADED FUNDS-1.4%
2,455	SPDR S&P 500® ETF Trust	822,155
8,041	SPDR® S&P® Dividend ETF	742,988

TOTAL EXCHANGE TRADED FUNDS
(Cost $1,592,003)		1,565,143

CORPORATE BONDS-15.2%
	Banks-1.0%
$1,000,000	Wells Fargo & Co., Subordinated Notes, 3.450%, 2/13/2023	1,060,711

Shares/Principal Amount		Value
	Communications Equipment-0.9%
$1,000,000	Apple, Inc., 3M US L + 1.13%, 2/23/2021(1)	$1,004,755

	Consumer Finance-0.5%
500,000	Capital One Financial Corp., 3M US L + 0.95%, 3/9/2022(1)	503,811

	Diversified Manufacturing-1.1%
1,000,000	3M Co., 3.375%, 3/1/2029	1,153,339

	Industrial Gases-0.8%
835,000	Air Products & Chemicals, Inc., Sr. Unsecured Notes, 3.350%, 7/31/2024	915,684

	Integrated Telecommunication Services-0.9%
1,000,000	Verizon Communications, Inc., Sr. Unsecured Notes, 3M US L + 1.00%, 3/16/2022(1)	1,011,622

	Internet Software & Services-1.8%
2,000,000	Ebay, Inc., Sr. Unsecured Notes, 3M US L + 0.87%, 1/30/2023(1)	2,021,468

	Investment Banking & Brokerage-1.4%
1,000,000	Goldman Sachs Group, Inc., Sr. Unsecured Notes, 3M US L + 1.600%, 11/29/2023(1)	1,029,816
500,000	Goldman Sachs Group, Inc., 2.600%, 2/7/2030	528,660
		1,558,476
	Life Sciences Tools & Services-0.5%
500,000	Agilent Technologies, Inc., Sr. Unsecured Notes, 3.200%, 10/1/2022	523,471

	Packaged Foods & Meats-0.5%
500,000	Kraft Heinz Foods Co., Sr. Unsecured Notes, 3.125%, 9/12/2021	494,591

	Pharmaceuticals-1.8%
500,000	AbbVie, Inc., 3.200%, 11/21/2029(2)	551,914
1,000,000	CVS Health Corp., 4.300%, 3/25/2028	1,171,300
220,000	McKesson Corp., 3.650%, 11/30/2020	221,197
		1,944,411
	Regional Banks-1.9%
1,000,000	PNC Bank NA, Sr. Unsecured Notes, 3M US L + 0.50%, 7/27/2022(1)	1,005,513
1,000,000	PNC Bank NA, Sr. Unsecured Notes, 3.250%, 6/1/2025	1,112,188
		2,117,701

Shares/Principal Amount		Value
	Restaurants-0.5%
$500,000	McDonald's Corp., 3.600%, 7/1/2030	$581,711

	Software & Services-1.1%
400,000	Autodesk, Inc., Sr. Unsecured Notes, 3.600%, 12/15/2022	424,344
750,000	Oracle Corp., Sr. Unsecured Notes, 3.400%, 7/8/2024	821,117
		1,245,461
	Transportation Services-0.5%
500,000	FedEx Corp., 4.250%, 5/15/2030	599,788

TOTAL CORPORATE BONDS
(Cost $16,419,050)		16,737,000

U.S. GOVERNMENT AGENCY - COLLATERALIZED MORTGAGE OBLIGATIONS-2.7%
	Federal Home Loan Mortgage Corp.-0.4%
444,074	Series 2015-4517, Class PC, 2.500%, 5/15/2044	460,979

	Federal National Mortgage Association-0.9%
905,972	Series 2019-51, Class JD, 2.500%, 9/25/2049	925,228

	Government National Mortgage Association-1.4%
1,454,168	Series 2018-126, Class DA, 3.500%, 1/20/2048	1,532,171

TOTAL U.S. GOVERNMENT AGENCY - COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $2,800,174)		2,918,378

COMMERCIAL MORTGAGE-BACKED SECURITIES-2.0%
	Commercial Mortgage-Backed Securities-2.0%
1,500,000	Series 2015-UBS8, Class A4, 3.809%, 11/15/2025	1,682,504
487,692	Series 2012-C3, Class A4, 3.091%, 9/10/2022	505,515
		2,188,019
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $2,028,511)		2,188,019

U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES-6.7%
	Federal Home Loan Mortgage Corp.-1.0%
165,267	Pool G18527, 3.000%, 10/1/2029	173,815
883,622	Pool 18707, 3.500%, 9/1/2033	934,505
		1,108,320
	Federal National Mortgage Association-4.8%
422,667	Pool AM3301, 2.350%, 5/1/2023	439,801
743,369	Pool BL5389, 2.710%, 5/1/2027	817,402

Shares/Principal Amount		Value
$239,998	Pool MA1449, 3.000%, 5/1/2028	$253,430
628,091	Pool AM6756, 3.570%, 10/1/2029	734,165
526,236	Pool MA3621, 3.500%, 3/1/2039	554,225
865,686	Pool BN4896, 4.000%, 1/1/2049	922,389
544,845	Pool MA3592, 4.000%, 2/1/2049	580,394
966,764	Pool BP4338, 1Y US TI + 1.943%, 3/1/2049(1)	1,003,660
		5,305,466
	Small Business Administration Pools-0.9%
472,648	PRIME - 2.500%, 1/25/2042(1)	471,246
472,850	PRIME - 2.600%, 7/25/2042(1)	470,283
		941,529
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES
(Cost $7,065,021)		7,355,315

U.S. GOVERNMENT AGENCY SECURITIES-1.4%
	Federal Home Loan Banks-1.4%
1,000,000	2.790%, 2/26/2037	1,009,720
450,000	5.250%, 6/10/2022	488,453
		1,498,173
TOTAL U.S. GOVERNMENT AGENCY SECURITIES
(Cost $1,455,958)		1,498,173

TAXABLE MUNICIPAL BONDS-2.3%
	Michigan-0.2%
270,000	Belding Area Schools, General Obligation Unlimited Bonds, 6.700%, 5/1/2027	271,294

	Ohio-1.0%
955,000	Columbus-Franklin County Finance Authority, 4.490%, 11/15/2032	1,056,545

	Pennsylvania-0.5%
450,000	Commonwealth Financing Authority, 4.014%, 6/1/2033	527,868

	West Virginia-0.6%
575,000	Marshall University, 3.177%, 5/1/2029	624,375

TOTAL TAXABLE MUNICIPAL BONDS
(Cost $2,322,832)		2,480,082

NON-TAXABLE MUNICIPAL BONDS-0.4%
	Utah-0.4%
450,000	Utah Transit Authority, 3.393%, 12/15/2036	480,397

TOTAL NON-TAXABLE MUNICIPAL BONDS
(Cost $457,416)		480,397

Shares/Principal Amount		Value
SHORT TERM INVESTMENTS-1.0%
	Mutual Funds-1.0%
1,127,305	Federated Hermes Government Obligations Fund 7-Day Yield 0.037% (at net asset value)	$1,127,305

TOTAL SHORT TERM INVESTMENTS
(Cost $1,127,305)		1,127,305

TOTAL INVESTMENTS-98.5%
(Cost $89,413,494)		108,359,367
OTHER ASSETS AND LIABILITIES-NET(3)-1.5%		1,617,587
NET ASSETS-100.0%		$109,976,954

Investment Abbreviations:

LIBOR - London Interbank Offered Rate

Refernece Rates:

3M US L - 3 Month LIBOR as of September 30, 2020 was 0.23%

1Y US TI - 1 Year US Treasury Bill as of September 30, 2020 was 0.12%

PRIME - US Prime Rate as of September 30, 2020 was 3.25%

(1)	Floating or variable rate security. The reference rate is described above. The Rate in effect as of September 30, 2020 is based on the reference rate plus the displayed spread as of the security's last reset date.
(2)	Security exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2020, these securities amounted to a value of 551,914 or 0.50% of net assets.
(3)	Assets, other than investments in securities, less liabilities.

Note	-	The categories of investments are shown as a percentage of net assets at September 30, 2020.

See accompanying Notes to Quarterly Portfolio of Investments.

PORTFOLIO OF INVESTMENTS

WESMARK GOVERNMENT BOND FUND

September 30, 2020 (Unaudited)

Shares/Principal Amount		Value
U.S. GOVERNMENT AGENCY - COLLATERALIZED MORTGAGE OBLIGATIONS-48.5%
	Agency Collat CMO-4.7%
$371,938	Series 2003-55, Class 1A3A, 1M US L + 0.40%, 3/25/2043(1)	$371,679
965,366	Series 2004-W14, Class 1AF, 1M US L + 0.40%, 7/25/2044(1)	956,385
1,184,411	Series 2010-59, Class FL, 1M US L + 0.50%, 5/20/2040(1)	1,191,288
1,822,970	Series 2012-273, Class 40, 4.000%, 8/15/2042	2,028,806
5,292,663	Series 2014-330, Class F4, 1M US L + 0.35%, 10/15/2037(1)	5,305,410
1,018,160	Series 2019-4894, Class DA, 3.500%, 9/15/2043	1,034,034
		10,887,602

	Agency Collat PAC CMO-12.6%
3,390,887	Series 2014-25, Class PA, 2.250%, 1/20/2044	3,549,939
2,647,672	Series 2019-99, Class GA, 3.500%, 7/20/2049	2,791,703
1,910,711	Series 2019-153, Class MP, 3.000%, 6/20/2049	2,002,444
5,000,000	Series 2020-5020, Class TP, 2.000%, 10/25/2050	5,196,875
10,000,000	Series 2020-134, Class ED, 2.000%, 9/20/2050	10,334,375
5,000,000	Series 2020-134, Class GD, 2.000%, 9/20/2050	5,198,438
		29,073,774

	Commercial MBS-4.1%
4,137,762	Series 2020-8, Class B, 2.600%, 1/16/2061	4,369,423
5,000,000	Series 2020-Q013, Class APT2, 1.291%, 5/25/2050(1)	5,049,905
		9,419,328

	Federal Home Loan Mortgage Corp.-6.2%
987,178	Series 2012-276, Class 25, 2.500%, 9/15/2042	1,054,567
258,222	Series 2013-4249, Class KD, 3.000%, 11/15/2042, REMIC	259,853
994,684	Series 2015-4531, Class PD, 2.500%, 5/15/2043, REMIC	1,018,399
1,812,925	Series 2015-4537, Class AB, 3.000%, 1/15/2043, REMIC	1,846,864
2,690,323	Series 2016-4629, Class QG, 2.500%, 11/15/2046, REMIC	2,781,494
2,210,226	Series 2016-4631, Class AE, 3.500%, 5/15/2044, REMIC	2,321,193

Shares/Principal Amount		Value
$554,993	Series 2017-4655, Class LA, 3.500%, 3/15/2042, REMIC	$563,380
1,681,123	Series 2017-4661, Class AC, 4.000%, 4/15/2043, REMIC	1,749,016
1,296,907	Series 2017-4657, Class TA, 3.500%, 11/15/2041, REMIC	1,343,582
1,375,029	Series 2017-4680, Class TA, 4.000%, 7/15/2044, REMIC	1,406,490
		14,344,838

	Federal National Mortgage Association-11.4%
491,003	Series 2003-39, Class JC, 4.000%, 5/25/2033, REMIC	546,736
779,066	Series 2003-44, Class Q, 3.500%, 6/25/2033, REMIC	839,881
1,394,215	Series 2003-W18, Class 2A, 3.955%, 6/25/2043, REMIC (1)	1,474,099
1,057,008	Series 2010-99, Class CP, 2.750%, 8/25/2040, REMIC	1,111,837
1,581,744	Series 2013-20, Class YA, 2.000%, 3/25/2042, REMIC	1,632,008
1,493,689	Series 2013-102, Class DG, 3.000%, 5/25/2032, REMIC	1,564,325
459,704	Series 2014-4, Class KA, 3.000%, 1/25/2044, REMIC	486,776
1,613,507	Series 2016-16, Class PD, 3.000%, 12/25/2044, REMIC	1,674,245
3,174,951	Series 2016-90, Class DA, 3.000%, 8/25/2046, REMIC	3,330,304
2,232,842	Series 2016-95, Class L, 2.500%, 6/25/2046, REMIC	2,348,872
1,230,800	Series 2017-1, Class JP, 3.500%, 4/25/2045, REMIC	1,303,513
3,316,710	Series 2017-89, Class PL, 3.000%, 6/25/2043, REMIC	3,431,278
2,687,912	Series 2018-3, Class LD, 3.000%, 8/25/2046, REMIC	2,792,005
3,659,271	Series 2019-74, Class LB, 3.000%, 10/25/2049	3,788,363
		26,324,242

	Government National Mortgage Association-4.6%
2,825,382	Series 2005-26, Class ZA, 5.500%, 1/20/2035	3,148,927
384,844	Series 2012-50, Class ED, 2.250%, 8/20/2040	400,942
1,245,987	Series 2013-38, Class KA, 1.250%, 2/20/2042	1,250,303
456,118	Series 2016-43, Class UC, 3.500%, 3/20/2046	459,210
1,361,304	Series 2016-55, Class JA, 3.500%, 4/20/2046	1,471,087
3,748,982	Series 2016-77, Class MB, 2.000%, 9/20/2045	3,836,057
		10,566,526

Shares/Principal Amount		Value
	Other ABS-4.9%
$3,611,294	Series 2007-20F, Class 1, 5.710%, 6/1/2027	$3,932,402
5,228,906	Series 2010-20C, Class 1, 4.190%, 3/1/2030	5,675,716
1,485,862	Series 2015-20D, Class 1, 2.510%, 4/1/2035	1,570,113
		11,178,231

TOTAL U.S. GOVERNMENT AGENCY - COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $109,050,179)		111,794,541

U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES-26.0%
	Federal Farm Credit Banks Funding Corp.-0.9%
2,000,000	Federal Farm Credit Banks Funding Corp., 1.140%, 8/20/2029	1,999,159

	Federal Home Loan Mortgage Corp.-2.4%
516,154	Freddie Mac Gold Pool, Pool C91361, 4.000%, 3/1/2031	562,523
457,680	Freddie Mac Gold Pool, Pool T65458, 3.500%, 2/1/2048	474,749
1,056,867	Freddie Mac Non Gold Pool, Pool 2B7395, 12M US L + 1.63%, 3/1/2049(1)	1,104,687
3,060,956	Freddie Mac Pool, Pool QA6315, 3.500%, 1/1/2050	3,335,096
		5,477,055
	Federal National Mortgage Association-4.2%
1,933,271	Fannie Mae Pool, Pool MA0641, 4.000%, 2/1/2031	2,108,083
839,537	Fannie Mae Pool, Pool MA0695, 4.000%, 4/1/2031	915,062
534,030	Fannie Mae Pool, Pool MA0756, 4.000%, 6/1/2031	581,864
1,409,733	Fannie Mae Pool, Pool MA0818, 4.000%, 8/1/2031	1,536,627
2,031,733	Fannie Mae Pool, Pool AL5169, 4.000%, 4/1/2034	2,200,894
1,569,327	Fannie Mae Pool, Pool 995026, 6.000%, 9/1/2036	1,850,874
482,302	Fannie Mae Pool, Pool AL6620, 4.500%, 8/1/2042	550,968
		9,744,372
	FGLMC Collateral-0.8%
1,913,077	Freddie Mac Gold Pool, Pool T62075, 3.000%, 9/1/2046	1,975,009

	FNMA Collateral-12.0%
819,912	Fannie Mae Pool, Pool MA0988, 4.000%, 2/1/2042	862,167
2,412,451	Fannie Mae Pool, Pool AL2984, 12M US L + 1.66%, 10/1/2042(1)	2,526,417

Shares/Principal Amount		Value
$1,677,858	Fannie Mae Pool, Pool MA1371, 3.000%, 3/1/2043	$1,739,092
858,049	Fannie Mae Pool, Pool MA1966, 4.500%, 6/1/2044	951,675
2,098,119	Fannie Mae Pool, Pool MA2270, 3.000%, 5/1/2045	2,170,922
6,931,256	Fannie Mae Pool, Pool MA2711, 3.000%, 8/1/2046	7,150,138
3,309,976	Fannie Mae Pool, Pool BM3178, 12M US L + 1.604%, 12/1/2047(1)	3,461,009
955,731	Fannie Mae Pool, Pool BK0870, 12M US L + 1.620%, 6/1/2048(1)	994,685
299,137	Fannie Mae Pool, Pool BH0724, 12M US L + 1.698%, 1/1/2049(1)	309,182
4,612,679	Fannie Mae Pool, Pool BO9776, 1Y US TI + 2.042%, 3/1/2049(1)	4,828,968
2,486,649	Fannie Mae Pool, Pool CA3453, 12M US L + 1.614%, 4/1/2049(1)	2,592,248
		27,586,503
	GNMA2 Collateral-1.6%
1,101,351	Ginnie Mae II Pool, Pool G24922, 4.000%, 1/20/2041	1,211,607
2,239,605	Ginnie Mae II Pool, Pool MA5766, 5.500%, 2/20/2049	2,455,729
		3,667,336
	Government National Mortgage Association-2.3%
2,047,727	Ginnie Mae II Pool, Pool A09704, 3.000%, 10/20/2036	2,170,352
2,435,400	Ginnie Mae II Pool, Pool AY5131, 3.000%, 6/20/2037	2,581,240
289,925	Ginnie Mae II Pool, Pool G24828, 4.500%, 10/20/2040	312,117
304,205	Ginnie Mae I Pool, Pool 589693, 4.500%, 7/15/2029	337,037
		5,400,746
	UMBS Collateral-1.8%
1,397,055	Fannie Mae Pool, Pool AE5463, 4.000%, 10/1/2040	1,538,698
2,345,978	Fannie Mae Pool, Pool AX5302, 4.000%, 1/1/2042	2,584,211
		4,122,909
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES
(Cost $58,796,755)		59,973,089

TAXABLE MUNICIPAL BONDS-23.3%
	Alabama-0.8%
750,000	City of Brewton AL, 3.180%, 12/1/2034	806,722
1,000,000	Water Works Board of the City of Birmingham, 3.463%, 1/1/2039	1,087,380
		1,894,102
	Arkansas-0.9%
500,000	City of Benton AR Municipal Light & Water Works, 2.950%, 9/1/2034	523,015

Shares/Principal Amount		Value
	University of Arkansas:
$500,000	3.382%, 9/1/2037	$540,010
1,000,000	3.301%, 11/1/2039	1,064,700
		2,127,725
	California-4.1%
1,900,000	California Educational Facilities Authority, 3.686%, 4/1/2037	2,057,016
1,630,000	City of Fairfield CA, 4.358%, 6/1/2034	1,844,590
2,000,000	Palm Desert Redevelopment Agency Successor Agency, 3.750%, 10/1/2029	2,179,360
500,000	Pasadena Public Financing Authority, Build America Revenue Bonds, Series B, 6.998%, 3/1/2034	740,875
1,000,000	Santa Clara Valley, California, Transportation Authority Sales Tax Revenue, Build America Bonds, 5.876%, 4/1/2032	1,280,550
725,000	West Contra Costa, California, Unified School District Bonds, 4.194%, 8/1/2033	832,249
500,000	West Sacramento Area Flood Control Agency, 3.082%, 9/1/2034	517,970
		9,452,610
	Colorado-0.5%
1,000,000	Denver City & County Housing Authority, 2.936%, 12/1/2034	1,083,880

	Florida-0.8%
1,000,000	Broward County FL Water & Sewer Utility Revenue, 3.338%, 10/1/2037	1,058,510
860,000	County of Palm Beach FL, 3.000%, 11/1/2035	897,333
		1,955,843
	Georgia-0.4%
705,000	Atlanta, Georgia, Independent School System Qualified School Construction Bonds, 5.657%, 3/1/2027	878,028

	Hawaii-0.5%
1,000,000	University of Hawaii, 3.850%, 10/1/2038	1,066,160

	Idaho-0.5%
1,000,000	Idaho State Building Authority Building Revenue State Office Campus Project Revenue Bonds, Series B, 3.580%, 9/1/2032	1,111,360

	Louisiana-0.5%
	City of New Orleans, Louisiana, Public Improvement Bonds:
515,000	Series A, 5.350%, 12/1/2027	580,704
500,000	Series A, 5.750%, 12/1/2033	562,890
		1,143,594

Shares/Principal Amount		Value
	Maryland-0.7%
$465,000	Baltimore, Maryland, General Obligation Unlimited Bonds, Series C, 3.509%, 10/15/2034	$513,281
1,000,000	Maryland Community Development Administration, 2.931%, 9/1/2034	1,045,130
		1,558,411
	Massachusetts-0.4%
850,000	Massachusetts Housing Finance Agency, 3.800%, 6/1/2035	914,201

	Michigan-0.3%
605,000	City of Madison Heights, Michigan, General Obligation Bonds, 3.610%, 1/1/2031	643,327

	New York-1.9%
700,000	City of New York NY, 5.985%, 12/1/2036	969,633
1,000,000	New York City Housing Development Corp., 4.480%, 8/1/2028	1,070,770
500,000	New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, 4.000%, 8/1/2033	565,465
1,000,000	New York City, New York, Housing Development Corp. Revenue Bonds, Series D, 4.253%, 11/1/2035	1,125,300
470,000	New York State Dormitory Authority State Personal Income Tax Revenue Build America Bonds, 5.500%, 3/15/2030	587,246
		4,318,414
	North Carolina-0.3%
660,000	County of Johnston NC, 2.590%, 4/1/2037	679,147

	Ohio-2.8%
1,000,000	City of Columbus OH, 4.070%, 4/1/2033	1,166,590
500,000	Columbus State Community College, 2.035%, 12/1/2035	509,105
1,000,000	Coshocton Ohio City School District General Obligation Unlimited Bonds, 5.087%, 12/1/2026	1,005,160
1,005,000	Johnstown-Monroe Local School District, 2.840%, 12/1/2039	1,044,346
1,000,000	Northwest Local School District (Stark Summit & Wayne Counties), General Obligation Bonds, 5.050%, 12/1/2025	1,153,600
500,000	Ohio State Water Development Authority, Build America Revenue Bonds, 4.817%, 12/1/2030	615,365
875,000	University of Akron, Ohio Revenue Bonds, Series B, 4.299%, 1/1/2033	917,306
		6,411,472

Shares/Principal Amount		Value
	Oregon-0.4%
$700,000	Washington County, Clean Water Services Sewer, Build America Revenue Bonds, 5.701%, 10/1/2030	$916,321

	Pennsylvania-2.5%
1,150,000	Commonwealth Financing Authority, Revenue Bonds, Series A, 3.743%, 6/1/2029	1,331,976
1,000,000	County of Allegheny PA, 2.336%, 11/1/2037	1,007,840
765,000	Erie Sewer Authority, 4.743%, 12/1/2034	907,030
2,000,000	State Public School Building Authority, Pennsylvania Qualified School Construction Revenue Bonds, Series C, 5.088%, 9/15/2029	2,463,820
		5,710,666
	South Carolina-0.4%
1,000,000	Joint Municipal Water & Sewer Commission, 3.194%, 6/1/2039	1,040,900

	Texas-1.4%
500,000	Corpus Christi, Texas, Taxable Certificates Obligation Bonds, Series B, 4.950%, 3/1/2038	600,220
1,015,000	Stephen F Austin State University, 4.192%, 10/15/2035	1,122,894
500,000	Texas A&M University, 4.077%, 5/15/2039	574,575
1,000,000	Tyler Independent School District, 2.174%, 2/15/2039	1,013,130
		3,310,819
	Utah-0.9%
1,870,000	Utah Municipal Power Agency, 3.806%, 7/1/2036	2,059,973

	Virginia-0.6%
1,395,000	Virginia Housing Development Authority, 3.050%, 8/1/2038	1,453,827

	Washington State-0.4%
1,000,000	Pierce County School District No 10 Tacoma, 2.357%, 12/1/2039	1,025,940

	West Virginia-1.3%
	Marshall University:
690,000	3.627%, 5/1/2034	752,369
2,000,000	3.677%, 5/1/2035	2,175,380
		2,927,749
TOTAL TAXABLE MUNICIPAL BONDS
(Cost $50,465,752)		53,684,469

Shares/Principal Amount		Value
NON-TAXABLE MUNICIPAL BONDS-0.5%
	West Virginia-0.5%
$1,000,000	Putnam Public Service District, 4.000%, 12/1/2039	$1,124,320

TOTAL NON-TAXABLE MUNICIPAL BONDS
(Cost $1,047,549)		1,124,320

SHORT TERM INVESTMENTS-0.6%
	Mutual Funds-0.6%
1,232,928	Federated Hermes Government Obligations Fund 7-Day Yield 0.037% (at net asset value)	1,232,928

TOTAL SHORT TERM INVESTMENTS
(Cost $1,232,928)		1,232,928

TOTAL INVESTMENTS-98.9%
(Cost $220,593,163)		227,809,347
OTHER ASSETS AND LIABILITIES-NET(2)-1.1%		2,593,081
NET ASSETS-100.0%		$230,402,428

Investment Abbreviations:

LIBOR - London Interbank Offered Rate

Reference Rates:

1M US L - 1 Month LIBOR as of September 30, 2020 was 0.15%

12M US L - 12 Month LIBOR as of September 30, 2020 was 0.36%

1Y US TI - 1 Year US Treasury Bill as of September 30, 2020 was 0.12%

(1)	Floating or variable rate security. The reference rate is described above. The Rate in effect as of September 30, 2020 is based on the reference rate plus the displayed spread as of the security's last reset date.
(2)	Assets, other than investments in securities, less liabilities.

Note	-	The categories of investments are shown as a percentage of net assets at September 30, 2020.

See accompanying Notes to Quarterly Portfolio of Investments.

PORTFOLIO OF INVESTMENTS

WESMARK WEST VIRGINIA MUNICIPAL BOND FUND

September 30, 2020 (Unaudited)

Shares/Principal Amount		Value
NON-TAXABLE MUNICIPAL BONDS-96.2%
	Ohio-1.1%
$1,100,000	Westerville, Ohio, General Obligation Limited Bonds, 5.000%, 12/1/2028	$1,289,321

	Pennsylvania-1.4%
1,425,000	Borough of Plum PA, 4.000%, 12/1/2034	1,718,293

	West Virginia-93.7%
	Berkeley County Building Commission:
580,000	2.000%, 6/1/2035	578,678
750,000	2.000%, 6/1/2040	711,202
1,500,000	Berkeley County Public Service Sewer District, 4.500%, 10/1/2032	1,653,105
300,000	Berkeley County, West Virginia, Building Commission Lease Revenue Bonds (County Facility Project), 3.000%, 12/1/2029	305,421
	Berkeley County, West Virginia, Building Commission Lease Revenue Bonds (Judicial Center Project):
100,000	Series B, 2.600%, 12/1/2023	104,192
100,000	Series B, 2.800%, 12/1/2024	104,354
	Berkeley County, West Virginia, Public Service District Revenue Bonds:
370,000	Series C, 3.000%, 12/1/2029	394,287
450,000	Series C, 3.400%, 12/1/2034	482,386
345,000	Series D, 3.000%, 12/1/2024	371,793
585,000	Series D, 3.000%, 12/1/2025	637,580
380,000	Berkeley County, West Virginia, Public Service District Water Revenue Bonds, Series A, 4.500%, 12/1/2033	410,328
	Berkeley County, West Virginia, Public Service Sewer District Revenue Bonds:
275,000	5.000%, 6/1/2027	336,509
950,000	5.000%, 6/1/2028	1,160,729
655,000	5.000%, 6/1/2029	799,480
620,000	Series A, 5.300%, 3/1/2029	622,468
285,000	Series C, 3.500%, 10/1/2025	285,593
	Brooke County, West Virginia, Board of Education General Obligation Unlimited Bonds:
1,065,000	4.000%, 6/1/2025	1,235,911
1,100,000	3.000%, 6/1/2026	1,216,105
965,000	3.000%, 6/1/2027	1,061,587
100,000	3.000%, 6/1/2030	108,515

Shares/Principal Amount		Value
	Calhoun County, West Virginia, Board of Education General Obligation Unlimited Bonds (Public Schools):
$195,000	3.600%, 6/1/2024	$199,218
205,000	3.750%, 6/1/2025	209,528
215,000	3.850%, 6/1/2026	219,700
265,000	City of Buckhannon, West Virginia, Commercial Development Revenue Bonds, Series A, 3.700%, 12/1/2028	265,011
595,000	City of Buckhannon, West Virginia, Waterworks Revenue Bonds, Series A, 4.000%, 3/1/2029	611,827
400,000	City of Charles Town WV Waterworks & Sewerage System Revenue, 2.250%, 6/1/2035	400,384
	City of Charles Town, West Virginia, Waterworks & Sewage System Revenue Bonds:
185,000	Series A, 3.000%, 3/1/2025	204,012
190,000	Series A, 3.000%, 3/1/2026	212,287
620,000	Series A, 4.000%, 3/1/2029	720,583
405,000	Series A, 3.500%, 12/1/2030	415,765
260,000	Series B, 3.000%, 10/1/2028	265,504
310,000	Series B, 4.000%, 6/1/2031	350,102
	City of Charleston, West Virginia, Sewage System Revenue Bonds:
310,000	4.000%, 7/1/2031	354,026
275,000	4.000%, 7/1/2032	310,791
180,000	City of Clarksburg, West Virginia, Water Revenue Bonds, Series E, 3.000%, 6/1/2022	181,850
	City of Fairmont, West Virginia Water Revenue Bonds:
500,000	4.000%, 7/1/2024	501,560
605,000	3.000%, 7/1/2025	606,101
575,000	3.100%, 7/1/2026	576,012
1,000,000	3.150%, 7/1/2027	1,001,710
	City of Huntington, West Virginia, Sewerage System Revenue Bonds:
300,000	3.000%, 11/1/2026	324,198
300,000	3.000%, 11/1/2028	320,310
60,000	City of Kingwood, West Virginia, Sewer System Revenue Bonds, 4.000%, 10/1/2020	60,000
	City of Martinsburg, West Virginia, Combined Waterworks & Sewerage System Revenue Bonds:
250,000	Series A, 3.000%, 9/1/2023	250,565
490,000	Series A, 3.500%, 9/1/2027	491,225
	City of Saint Albans, West Virginia, Combined Waterworks & Sewerage System Revenue Bonds:
220,000	Series A, 4.250%, 6/1/2026	230,996
600,000	Series B, 4.000%, 12/1/2027	617,478

Shares/Principal Amount		Value
	City of Wheeling, West Virginia, Waterworks & Sewerage System Revenue Bonds:
$500,000	4.000%, 6/1/2026	$542,830
535,000	Series A, 3.000%, 6/1/2029	561,846
555,000	Series A, 3.000%, 6/1/2030	580,797
	Claywood Park Public Service District, West Virginia, Water Revenue Bonds:
110,000	Series C, 3.200%, 11/1/2029	112,992
225,000	Series C, 3.400%, 11/1/2031	231,176
380,000	Corporation of Shepherdstown, West Virginia, Water Revenue Bonds, 3.300%, 3/1/2032	388,417
	Fairmont State University, West Virginia, Revenue Bonds:
765,000	Series A, 5.000%, 6/1/2024	853,266
1,400,000	Series B, 3.000%, 6/1/2024	1,413,944
1,000,000	Series B, 3.100%, 6/1/2025	1,010,160
	Fayette County Board of Education:
545,000	2.250%, 10/1/2030	546,532
500,000	2.000%, 10/1/2031	500,525
640,000	2.250%, 10/1/2032	641,126
565,000	2.500%, 10/1/2033	566,469
	Hampshire County, West Virginia, Building Commission Revenue Bonds:
355,000	Series A, 3.000%, 1/1/2029	361,869
380,000	Series A, 3.000%, 1/1/2031	385,008
1,660,000	Series A, 4.250%, 1/1/2035	1,761,609
2,265,000	Hancock, WV, 5/1/2036	2,313,856
	Monongalia County, West Virginia, Building Commission Lease Revenue Bonds (Monongalia County Building):
300,000	Series A, 4.000%, 2/1/2022	303,603
250,000	Series A, 4.000%, 2/1/2023	252,810
450,000	Series A, 3.000%, 2/1/2025	453,874
750,000	Series A, 3.125%, 2/1/2026	756,540
1,430,000	Morgantown, West Virginia, Combined Utility System Revenue Bonds, Series A, 3.500%, 12/1/2035	1,598,168
200,000	Morgantown, West Virginia, Combined Utility System Revenue Bonds, Series A, 3.750%, 10/1/2032	211,916
	Morgantown, West Virginia, Utility Board Revenue Bonds:
1,000,000	Series A, 3.000%, 12/1/2028	1,119,980
1,000,000	Series A, 4.000%, 12/1/2029	1,161,490
1,210,000	Series A, 4.000%, 12/1/2030	1,391,863
1,000,000	Series A, 4.000%, 12/1/2031	1,136,970
	Ohio County Board of Education:
3,000,000	3.000%, 6/1/2033	3,313,050
635,000	3.000%, 6/1/2034	698,716
1,785,000	Parkersburg, West Virginia, Waterworks & Sewer System Revenue Bonds, Series A, 3.000%, 8/1/2025	1,822,306

Shares/Principal Amount		Value
$600,000	Pleasants County, West Virginia, Board of Education General Obligation Unlimited Bonds (Public Schools), 4.000%, 5/1/2026	$612,066
3,470,000	Preston County Board of Education General Obligation Unlimited Bonds, 4.000%, 5/1/2026	3,547,693
265,000	Putnam County, West Virginia, Public Service District Revenue Bonds, Series A, 3.500%, 4/1/2027	271,739
1,150,000	Putnam Public Service District, 3.000%, 11/1/2040	1,193,021
1,180,000	Salem, West Virginia Sewer Revenue Bonds, Series A, 4.000%, 12/1/2032	1,257,054
500,000	State of West Virginia, 5.000%, 6/1/2033	642,110
	Wayne County, West Virginia, Board of Education General Obligation Unlimited Bonds:
660,000	3.000%, 6/1/2022	691,476
1,220,000	3.000%, 6/1/2023	1,308,413
795,000	3.000%, 6/1/2026	860,850
	West Virginia Building Commission Lease Revenue Bonds (West Virginia Regional Jail):
1,055,000	Series A, 5.375%, 7/1/2021	1,068,072
880,000	Series C, 5.375%, 7/1/2021	890,903
500,000	West Virginia Commissioner Of Highways Special Obligation Surface Transportation Improvements Bonds, Series A, 5.000%, 9/1/2029	630,765
670,000	West Virginia Economic Development Authority Lease Revenue Bonds (Clarksburg Office Building), 3.500%, 6/1/2030	734,863
1,750,000	West Virginia Economic Development Authority Lease Revenue Bonds (Correctional Juvenile & Public), 4.000%, 6/1/2024	1,789,532
500,000	West Virginia Economic Development Authority Lease Revenue Bonds (Correctional Juvenile), 5.000%, 6/1/2022	515,505
	West Virginia Economic Development Authority Lease Revenue Bonds (Department of Environmental Protection):
1,280,000	Series B, 3.375%, 11/1/2025	1,351,449
755,000	Series B, 3.500%, 11/1/2026	797,001
860,000	West Virginia Economic Development Authority Lease Revenue Bonds (State Energy Savings Project), 4.750%, 6/1/2022	862,976

Shares/Principal Amount		Value
$1,650,000	West Virginia Economic Development Authority Lease Revenue Bonds (State Office Building & Parking Lot), Series A, 4.750%, 8/1/2029	$1,655,791
	West Virginia Economic Development Authority Lease Revenue Bonds (State Office Building):
1,525,000	Series A, 5.000%, 6/1/2025	1,642,074
315,000	Series A, 3.375%, 6/1/2029	345,026
365,000	Series B, 3.375%, 10/1/2023	375,625
390,000	Series B, 3.500%, 10/1/2024	401,485
415,000	Series B, 3.625%, 10/1/2025	427,346
435,000	Series B, 3.750%, 10/1/2026	447,941
545,000	Series C, 3.000%, 6/1/2023	581,793
310,000	Series C, 3.500%, 6/1/2030	340,011
515,000	Series D, 5.000%, 6/1/2025	620,029
600,000	Series D, 3.250%, 6/1/2028	658,764
330,000	Series D, 3.375%, 6/1/2029	361,456
355,000	Series D, 3.500%, 6/1/2030	389,368
1,000,000	West Virginia Economic Development Authority Lottery Revenue Bonds, Series A, 5.000%, 7/1/2032	1,251,530
	West Virginia Higher Education Policy Commission Revenue Bonds (Higher Education Facilities):
1,730,000	5.000%, 7/1/2034	2,098,611
360,000	Series B, 3.200%, 4/1/2024	371,927
375,000	Series B, 3.375%, 4/1/2025	388,024
385,000	Series B, 3.500%, 4/1/2026	398,194
400,000	Series B, 3.600%, 4/1/2027	413,588
1,000,000	West Virginia Hospital Finance Authority Revenue Bonds (ARCs Improvement), Series D, 4.000%, 6/1/2029	1,137,370
585,000	West Virginia Hospital Finance Authority Revenue Bonds (West Virginia University Health System), Series A, 3.375%, 6/1/2029	655,744
	West Virginia Housing Development Fund:
1,500,000	3.700%, 11/1/2032	1,654,140
500,000	3.375%, 11/1/2034	548,160
200,000	2.250%, 11/1/2035	201,992
25,000	West Virginia Housing Development Fund Revenue Bonds, Series A, 3.800%, 11/1/2024	25,057
	West Virginia School Building Authority Excess Lottery Revenue Bonds:
500,000	Series A, 3.000%, 7/1/2025	522,350
700,000	Series A, 3.125%, 7/1/2026	731,458
370,000	Series B, 4.000%, 7/1/2023	371,114
	West Virginia School Building Authority Lottery Revenue Capital Improvement Bonds:
500,000	Series A, 5.000%, 7/1/2024	586,880
515,000	Series A, 5.000%, 7/1/2026	579,658
535,000	Series A, 5.000%, 7/1/2027	601,699

Shares/Principal Amount		Value
$300,000	West Virginia State Bonds, Series A, 3.250%, 6/1/2033	$336,036
500,000	West Virginia State Economic Development Authority Lottery Revenue Bonds, 3.000%, 6/15/2031	553,555
500,000	West Virginia State Hospital Finance Authority Refunding West Virginia United Health System, Series A, 4.000%, 6/1/2034	557,350
565,000	West Virginia State Housing Development Bonds, Series B, 3.800%, 11/1/2035	588,131
500,000	West Virginia State Housing Development Fund Revenue Bonds, Series A, Series A, 3.450%, 11/1/2033	551,770
	West Virginia State University Revenue Bonds:
335,000	Series A, 3.000%, 10/1/2020	335,000
340,000	Series A, 2.550%, 10/1/2021	328,586
1,150,000	West Virginia State University Revenues Revenue Bonds, Series A, 5.250%, 4/1/2028	1,335,921
1,000,000	West Virginia University, 4.000%, 10/1/2037	1,178,320
	West Virginia University Revenue Bonds (West Virginia University Project):
500,000	Series A, 5.000%, 10/1/2027	548,130
345,000	Series B, 5.000%, 10/1/2025	361,667
750,000	Series B, 4.125%, 10/1/2031	779,700
500,000	West Virginia Water Development Authority Infrastructure Revenue Bonds, Series A, 5.000%, 10/1/2032	618,105
2,605,000	West Virginia Water Development Authority Infrastructure Revenue Bonds (West Virginia Infrastructure Jobs Program), Series A, 5.000%, 10/1/2029	3,242,704
435,000	West Virginia Water Development Authority Revenue Bonds (Chesapeake Bay/Greenbrier River Project), Series A, 5.000%, 7/1/2022	471,479
250,000	West Virginia Water Development Authority Revenue Bonds (Loan Program I), Series B-I, 4.000%, 11/1/2024	268,893
1,395,000	West Virginia Water Development Authority Revenue Bonds (Loan Program), Series B-I, 4.000%, 11/1/2025	1,497,477
	West Virginia Water Development Authority Revenue Bonds (Loan Program II):
605,000	Series A-II, 3.000%, 11/1/2024	648,850
600,000	Series A-II, 3.250%, 11/1/2025	645,810

Shares/Principal Amount		Value
$550,000	Series A-II, 5.000%, 11/1/2025	$674,355
650,000	Series A-II, 5.000%, 11/1/2026	819,695
800,000	Series A-II, 3.000%, 11/1/2027	902,016
300,000	Series A-II, 3.125%, 11/1/2028	336,174
725,000	Series B-II, 4.000%, 11/1/2025	778,259
250,000	West Virginia Water Development Authority Revenue Bonds (Loan Program IV), Series A-IV, 5.000%, 11/1/2033	313,802
500,000	West Virginia, State Parkways Authority Senior Turnpike Toll Revenue Bonds, 5.000%, 6/1/2033	638,315
1,000,000	Wood County, West Virginia, Board of Education Public School General Obligation Unlimited Bonds, 3.000%, 6/1/2029	1,126,990
860,000	Wood County, West Virginia, Building Commission Lease Revenue Bonds, 4.000%, 1/1/2032	837,889
		110,559,346
TOTAL NON-TAXABLE MUNICIPAL BONDS
(Cost $107,562,470)		113,566,960

SHORT TERM INVESTMENTS-2.8%
	Mutual Funds-2.8%
3,292,482	Federated Hermes Government Obligations Fund 7-Day Yield 0.037% (at net asset value)	3,292,482

TOTAL SHORT TERM INVESTMENTS
(Cost $3,292,482)		3,292,482

TOTAL INVESTMENTS-99.0%
(Cost $110,854,952)		116,859,442
OTHER ASSETS AND LIABILITIES-NET(1)-1.0%		1,152,841
NET ASSETS-100.0%		$118,012,283

(1)	Assets, other than investments in securities, less liabilities.

Note	-	The categories of investments are shown as a percentage of net assets at September 30, 2020.

See accompanying Notes to Quarterly Portfolio of Investments.

PORTFOLIO OF INVESTMENTS

WESMARK TACTICAL OPPORTUNITY FUND

September 30, 2020 (Unaudited)

Shares/Principal Amount		Value
EXCHANGE TRADED FUNDS-96.8%
ALTERNATIVES-1.0%
5,000	First Trust Exchange-Traded Fund III-First Trust Long/Short Equity ETF	$212,825
10,000	PowerShares S&P® 500® BuyWrite Portfolio	191,400

TOTAL ALTERNATIVES		404,225

BROAD DOMESTIC FIXED INCOME-13.7%
34,343	iShares® 1-3 Year Treasury Bond ETF	2,971,013
14,285	iShares® iBoxx $ Investment Grade Corporate Bond ETF	1,924,332
10,200	iShares® iBoxx High Yield Corporate Bond ETF(1)	855,780

TOTAL BROAD DOMESTIC FIXED INCOME		5,751,125

COMMODITIES-3.6%
26,000	iShares® Silver Trust(1)(2)	562,640
5,237	SPDR® Gold Shares(2)	927,577

TOTAL COMMODITIES		1,490,217

HIGH YIELD FIXED INCOME-4.1%
79,312	PowerShares Senior Loan Portfolio	1,724,243

TOTAL HIGH YIELD FIXED INCOME		1,724,243

INTERNATIONAL (EX. U.S.) EQUITY-6.2%
10,404	iShares® MSCI EAFE ETF(1)	662,215
11,594	iShares® MSCI Emerging Markets ETF(1)	511,179
27,665	Vanguard® Total International Stock ETF	1,443,283

TOTAL INTERNATIONAL (EX. U.S.) EQUITY		2,616,677

INTERNATIONAL (EX. U.S.) FIXED INCOME-3.5%
13,312	iShares® JP Morgan USD Emerging Markets Bond ETF	1,476,168

TOTAL INTERNATIONAL (EX. U.S.) FIXED INCOME		1,476,168

U.S. BROAD DIVERSIFIED EQUITY-28.3%
24,663	SPDR S&P 500® ETF Trust(1)	8,259,392
21,000	Vanguard® Total Stock Market ETF	3,576,510

TOTAL U.S. BROAD DIVERSIFIED EQUITY		11,835,902

Shares/Principal Amount		Value
U.S. SECTOR FOCUSED EQUITY-20.3%
34,164	Financial Select Sector SPDR® Fund	$822,328
9,910	First Trust Consumer Discretionary AlphaDEX Fund	421,671
8,117	Health Care Select Sector SPDR® Fund	856,181
26,492	Industrial Select Sector SPDR® Fund	2,039,354
10,115	iShares® Nasdaq Biotechnology ETF	1,369,672
31,563	Materials Select Sector SPDR® Fund	2,008,669
8,556	Technology Select Sector SPDR® Fund(1)	998,485

TOTAL U.S. SECTOR FOCUSED EQUITY		8,516,360

U.S. SMALL AND MID CAP EQUITY-3.8%
10,755	iShares® Russell 2000® ETF(1)	1,610,992

TOTAL U.S. SMALL AND MID CAP EQUITY		1,610,992

U.S. VALUE COMPANY FOCUSED EQUITY-12.3%
67,053	Vanguard® Mega Cap Value ETF	5,142,965

TOTAL U.S. VALUE COMPANY FOCUSED EQUITY		5,142,965

TOTAL EXCHANGE TRADED FUNDS
(Cost $38,278,279)		40,568,874

SHORT TERM INVESTMENTS-2.8%
	Mutual Funds-2.8%
1,169,925	Federated Hermes Government Obligations Fund 7-Day Yield 0.037% (at net asset value)	1,169,925

TOTAL SHORT TERM INVESTMENTS
(Cost $1,169,925)		1,169,925

TOTAL INVESTMENTS-99.6%
(Cost $39,448,204)		41,738,799
OTHER ASSETS AND LIABILITIES-NET(3)-0.4%		148,823
NET ASSETS-100.0%		$41,887,622

(1)	Pledged security, a portion or all of the security is pledged as collateral for written options as of September 30, 2020.
(2)	Non-income producing security.
(3)	Assets, including written options, less liabilities.

Note	-	The categories of investments are shown as a percentage of net assets at September 30, 2020.

See accompanying Notes to Quarterly Portfolio of Investments.

Written Call Options:

Description	Exercise Price	Expiration Date	Number of Contracts	Premiums Received	Notional Value	Value
iShares® iBoxx High Yield Corporate Bond ETF	$87.00	11/20/2020	50	$(1,811)	$419,500	$(700)
iShares® MSCI EAFE ETF	$70.00	11/20/2020	40	(2,569)	254,600	(520)
iShares® MSCI Emerging Markets ETF	$47.00	11/20/2020	40	(4,768)	176,360	(1,920)
iShares® Russell 2000® ETF	$175.00	11/20/2020	40	(9,248)	599,160	(1,880)
iShares® Silver Trust	$27.00	10/16/2020	260	(33,075)	562,640	(1,560)
SPDR S&P 500® ETF Trust	$375.00	11/20/2020	75	(44,940)	2,511,675	(6,300)
Technology Select Sector SPDR® Fund	$135.00	10/16/2020	40	(7,448)	466,800	(40)
				$(103,859)	$4,990,735	$(12,920)

Notes to Quarterly Portfolio of Investments

September 30, 2020 (unaudited)

1. Organization

WesMark Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of six portfolios (individually referred to as the “Fund”, or collectively as the “Funds”) which are presented herein:

Portfolio Name	Diversification	Investment Objective
WesMark Small Company Growth Fund (“Small Company Growth Fund”)	Diversified	To achieve capital appreciation
WesMark Growth Fund (“Growth Fund”)	Diversified	To achieve capital appreciation
WesMark Balanced Fund (“Balanced Fund”)	Diversified	To achieve capital appreciation and income
WesMark Government Bond Fund (“Government Bond Fund”)	Diversified	To achieve high current income consistent with preservation of capital
WesMark West Virginia Municipal Bond Fund (“West Virginia Municipal Bond Fund”)	Non-diversified	To achieve current income which is exempt from federal income tax and income taxes imposed by the State of West Virginia
WesMark Tactical Opportunity Fund (“Tactical Opportunity Fund”)	Diversified	To achieve capital appreciation

The assets of each Fund are segregated and a shareholder’s interest is limited to the Fund in which shares are held.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles (“GAAP”) in the United States of America.

The accompanying financial statements were prepared in accordance with GAAP in the United States, which require the use of estimates made by management of the Funds. Actual results could differ from those estimated. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services - Investment Companies.

Investment Valuation – In calculating its net asset value (NAV), the Funds generally value investments as follows:

››	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price on their principal exchange or market.
››	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
››	Fixed-income securities acquired with remaining maturities of 60 days or less may be valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
››	Options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges.
››	Shares of other mutual funds are valued based upon their reported NAVs.

If the Funds cannot obtain a price or price evaluation from a pricing service for an investment, the Funds may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Funds use the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Funds could purchase or sell an investment at the price used to calculate the Funds’ NAVs.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. The Funds normally use mid evaluations (a price evaluation indicative of a price between the bid and asked prices for an investment) for fixed-income securities. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

››	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
››	With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets; and
››	Corporate announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Funds may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Funds will determine the fair value of the investment using another method approved by the Trustees.

A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy is summarized in the three broad Levels listed below:

▪	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date.
▪	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
▪	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used as of September 30, 2020, in valuing the Funds’ investments carried at value:

Small Company Growth Fund
Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$91,117,691	$–	$–	$91,117,691
Exchange Traded Funds	3,343,163	–	–	3,343,163
Short Term Investments	4,196,799	–	–	4,196,799
Total	$98,657,653	$–	$–	$98,657,653

Growth Fund
Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$325,465,142	$–	$–	$325,465,142
Exchange Traded Funds	14,940,115	–	–	14,940,115
Short Term Investments	7,867,938	–	–	7,867,938
Total	$348,273,195	$–	$–	$348,273,195

Balanced Fund
Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$72,009,555	$–	$–	$72,009,555
Exchange Traded Funds	1,565,143	–	–	1,565,143
Corporate Bonds	–	16,737,000	–	16,737,000
U.S. Government Agency - Collateralized Mortgage Obligations	–	2,918,378	–	2,918,378
Commercial Mortgage-Backed Securities	–	2,188,019	–	2,188,019
U.S. Government Agency - Mortgage-Backed Securities	–	7,355,315	–	7,355,315
U.S. Government Agency Securities	–	1,498,173	–	1,498,173
Taxable Municipal Bonds	–	2,480,082	–	2,480,082
Non-Taxable Municipal Bonds	–	480,397	–	480,397
Short Term Investments	1,127,305	–	–	1,127,305
Total	$74,702,003	$33,657,364	$–	$108,359,367

Government Bond Fund
Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
U.S. Government Agency - Collateralized Mortgage Obligations	$–	$111,794,541	$–	$111,794,541
U.S. Government Agency - Mortgage-Backed Securities	–	59,973,089	–	59,973,089
Taxable Municipal Bonds	–	53,684,469	–	53,684,469
Non-Taxable Municipal Bonds	–	1,124,320	–	1,124,320
Short Term Investments	1,232,928	–	–	1,232,928
Total	$1,232,928	$226,576,419	$–	$227,809,347

West Virginia Municipal Bond Fund
Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Non-Taxable Municipal Bonds	$–	$113,566,960	$–	$113,566,960
Short Term Investments	3,292,482	–	–	3,292,482
Total	$3,292,482	$113,566,960	$–	$116,859,442

Tactical Opportunity Fund
Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Exchange Traded Funds	$40,568,874	$–	$–	$40,568,874
Short Term Investments	1,169,925	–	–	1,169,925
Total	$41,738,799	$–	$–	$41,738,799

Other Financial Instruments
Liabilities
Written Options	$(12,920)	$–	$–	$(12,920)
Total	$(12,920)	$–	$–	$(12,920)

All securities of the Funds were valued using either Level 1 or Level 2 inputs during the nine months ended September 30, 2020. Thus, a reconciliation of assets in which unobservable inputs (Level 3) were used is not applicable for the Funds.

*	For detailed descriptions of sector and/or geography classifications, see the accompanying Portfolios of Investments.

Investment Income, Expenses and Distributions – Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date.

Trust level expenses are allocated to each Fund based on net assets, equally across all Funds, or to a specific Fund, whichever is deemed most appropriate for a particular expense. Each Fund pays its own expenses.

Distributions of net investment income, if any, for the Small Company Growth Fund, Growth Fund and Tactical Opportunity Fund are declared and paid quarterly. Distributions of net investment income for the Balanced Fund are declared and paid monthly, and distributions of net investment income for the Government Bond Fund and West Virginia Municipal Bond Fund are declared daily and paid monthly. Distributions of capital gains, if any, for Small Company Growth Fund, Growth Fund, Balanced Fund, and Tactical Opportunity Fund are declared and paid annually.

Premium and Discount Amortization/Paydown Gains and Losses – All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

When-Issued and Delayed Delivery Transactions – The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities – Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Funds or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Funds will not incur any registration costs upon such resales. The Funds’ restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

3. Derivative Instruments and Hedging Activities:

The following discloses the Funds’ use of derivative instruments and hedging activities.

The Funds’ exposure to derivative contracts and hybrid instruments, either directly or indirectly through another investment company, may involve risks different from or possibly greater than the risk associated with investing directly in a security instead of the derivative. Risks include: 1) the value of the derivative may not correlate with the value of the underlying security or may correlate inversely; 2) any potential risk reduction may be offset with gain limitations; 3) derivatives may be difficult to price, thus involving additional payments by the Funds; 4) possible adverse tax consequences; 5) possible unforeseen redemption request by a derivative counter party increasing possible portfolio losses or costs, or preventing a Fund from implementing its investment strategy; and 6) other risks, such as but not limited to, stock market, interest rate, credit, currency, liquidity, and leverage risks.

Market Risk Factors: In pursuit of their investment objectives, certain Funds may use derivatives that increase or decrease a Fund’s exposure to the following market risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Writing Covered Call Options and Purchasing Put Options

The Funds will not write call options on securities unless the securities are held in the Fund’s portfolio or unless the Fund is entitled to them in deliverable forms without further payment or after segregating cash in the amount of any further payment.

The Funds will not purchase put options on securities unless the securities are held in the Fund’s portfolio.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value, or net assets will not result in a violation of such restriction.

Option contracts (options) - are rights to buy or sell usually a security for a specified price within a specified period. The seller of the option receives a payment, or premium, from the buyer, which the seller keeps regardless of whether the buyer uses (or exercises) the option. Options can trade on exchanges or in the over the counter (OTC) market and may be bought or sold on a wide variety of securities.

A Fund may buy and/or sell the following types of options:

Call Options

A call option gives the holder (buyer) the right to buy the underlying security from the seller (writer) of the option. A Fund may use call options in the following ways:

››	Buy call options on a security in anticipation of an increase in the value of the security; and
››	Sell call options on a security to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying security. If a Fund writes a call option on a security that it owns and that call option is exercised, a Fund must deliver the security to the buyer and foregoes any possible profit from an increase in the market price of the security over the exercise price plus the premium received.

Put Options

A put option gives the holder the right to sell the security to the writer of the option. A Fund may use put options in the following ways:

››	Buy put options on a security in anticipation of a decrease in the value of the security; and

››	Write put options on a security to generate income from premiums, and in anticipation of an increase or only limited decrease in the value of the security. In writing puts, there is a risk that a Fund may be required to take delivery of the security when its current market price is lower than the exercise price.

A Fund may also buy or write options, as needed, to close out existing option positions. Finally, a Fund may enter into combinations of options contracts in an attempt to benefit from changes in the prices of those options contracts (without regard to changes in the value of the security).

4. Concentration Risk

Since the West Virginia Municipal Bond Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at September 30, 2020, 25% of the securities in the portfolio were backed by letters of credit, bond insurance of various financial institutions, or financial guaranty assurance agencies.

Additionally, the Funds may invest a portion of their assets in securities of companies that are deemed by the Funds’ management to be classified in similar business sectors. The economic developments within a particular sector may have an adverse effect on the ability of issuers to meet their obligations. Additionally, economic developments may have an effect on the liquidity and volatility of portfolio securities.